CASH ADVANCE PAYMENT – SAWGRASS HOLDINGS LLC (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cash Advance Payment Sawgrass Holdings Llc
Schedule of cash advance payment

Amount
Cash as of December 31, 2024	$5,000,000
Contract liabilities, current as of March 31, 2025	(3,750,000)
Revenue recognized for the three months ended March 31, 2025	$1,250,000

Amount
Cash	$5,000,000
Contract liabilities, current	(5,000,000)
Net Statement of operations impact	$—